FIRST TRUST PORTFOLIOS L.P.
                            120 EAST LIBERTY DRIVE
                           WHEATON, ILLINOIS 60187




                               December 5, 2022



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

Re:                   The First Trust Combined Series 618
                   (File No. 333-268465) (CIK No. 1891485)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on December 1, 2022.

                                          Very truly yours,
                                          The First Trust Combined Series 618,
                                          Registrant

                                          /s/ First Trust Portfolios L.P.

                                          By: FIRST TRUST PORTFOLIOS L.P.,
                                          Depositor